Warrant Liabilities (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Warrant Liabilities [Abstract]
Stock price		$ 2.96
Dividend yield
Risk-free rate		2.56%
Expected term (in years)	0 years	6 months 29 days
Expected volatility		11.94%